Discontinued Operations	12 Months Ended
Dec. 31, 2015
Discontinued Operations [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

10. Discontinued Operations

In June 2010, the Partnership completed a sales transaction whereby the Ohio Properties were sold to three new ownership entities controlled by an unaffiliated not-for-profit entity and in October 2011, the three limited partnerships that own the Ohio Properties admitted two entities that are affiliates of BC Partners as new limited partners as part of a syndication of LIHTCs.  The BC Partners agreed to contribute equity to these limited partnerships, subject to the Ohio Properties meeting certain debt service coverage ratios specified in the applicable limited partnership agreements.  As such, there was not sufficient equity invested at closing by the not-for-profit or BC Partners into the Ohio Properties to allow the Partnership to recognize a real estate sale for accounting purposes.  During the first quarter of 2013, BC Partners contributed $6.5 million of capital into the Ohio Properties which was sufficient to allow the Partnership to recognize the sale for accounting purposes.  This gain on sale of discontinued operations was approximately $1.8 million

The deposit method of accounting for real estate sales required both the deferral of the gain from the real estate sale and also did not allow recognition of the interest payments by the Ohio Properties to the Partnership between June 2010 and the date of the equity contribution by BC Partners.  In conjunction with the recognition of the real estate sale, approximately $3.5 million of interest was recognized as investment income during 2013 which represents interest payments received from the Ohio Properties between June 2010 and December 2012.  In addition, the Partnership reported approximately $1.1 million in taxable note interest income received from the Ohio Properties and a $250,000 guarantee fee from the general partner of the Ohio Properties during the first quarter of 2013.  The net fixed assets and total assets of the Ohio Properties were zero at December 31, 2015 and 2014.

In October 2012, the limited partnership that owned the Greens Property admitted two entities that are affiliates of BC Partners as new limited partners as part of a syndication of LIHTCs on the Greens Property.  That sale was conditional on securing the mortgage revenue bond and low-income housing tax credits from the North Carolina Housing Finance Agency. The July 2013 equity payment provided sufficient invested equity to recognize a real estate sale for accounting purposes and the Partnership recorded the sale of this discontinued operation.  This gain on sale of discontinued operations was approximately $1.4 million. In conjunction with the recognition of the real estate sale, approximately $523,000 of interest was recognized within investment income during 2013 which represents interest payments received from the Greens Property between October 2012 and July 31, 2013.  The net fixed assets and total assets of the Greens Property were zero at December 31, 2015 and 2014.

In April 2015, the Partnership entered into brokerage contracts to sell the Consolidated VIEs. As a result, these entities met the criteria for discontinued operations and have been classified as such in the Company’s consolidated financial statements for all periods presented.  The sales of the Consolidated VIEs were closed in the fourth quarter of 2015 with the gains and results of operations of the Consolidated VIEs reported as part of the discontinued operations in net income for all periods presented. For the year ended December 31, 2015, the Company’s Consolidated VIEs are reported as discontinued operations on the Company’s consolidated financial statements. As of and for the years ended December 31, 2014 and 2013, the Company's two Consolidated VIEs are reported as assets held for sale and discontinued operations on the Company's consolidated financial statements. No net income or loss from these property operations or sale accrued to the Unitholders or the General Partner during 2015. For additional details see Notes 2, 4, 8, 21, and 22 to the Company’s consolidated financial statements.

On December 31, 2015 there were no assets held for sale. The following presents the net assets reported as assets held for sale on:

December 31, 2014
Cash and cash equivalents	$35,772
Restricted cash	544,233
Land and land improvements	1,836,400
Buildings and improvements	21,204,047
Real estate assets before accumulated depreciation	23,040,447
Accumulated depreciation	(10,583,647)
Net real estate assets	12,456,800
Other assets	167,210
Total assets from discontinued operations	13,204,015
Accounts payable and accrued expenses	503,743
Mortgage payable	-
Total liabilities from discontinued operations	503,743
Net assets of discontinued operations	$12,700,272

The following presents the revenues, expenses and income from discontinued operations:

	2015	2014	2013
Rental revenues	$2,952,383	$3,180,680	$3,802,805
Expenses	2,394,074	3,127,907	3,648,937
Income from continuing operations of the discontinued operations	558,309	52,773	153,868
Gain on sale of discontinued operations	3,163,088	-	3,177,183
Net income from discontinued operations	$3,721,397	$52,773	$3,331,051